CONSOLIDATED STATEMENTS OF EQUITY - USD ($) shares in Thousands, $ in Thousands	PREFERRED SHARES [Member]	COMMON SHARES [Member]	ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INCOME [Member]	NONREDEEMABLE NONCONTROLLING INTERESTS [Member]	Total	Preferred Class A [Member] ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INCOME [Member]	Preferred Class A [Member]	Preferred Class B [Member] PREFERRED SHARES [Member]	Preferred Class B [Member] ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INCOME [Member]	Preferred Class B [Member]
Balance at Apr. 30, 2012	$ 27,317	$ 684,049	$ (278,377)	$ 132,274	$ 565,263
Balance (in shares) at Apr. 30, 2012	1,150	89,474
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to Investors Real Estate Trust and noncontrolling interests			25,530	4,437	29,967
Distributions - common shares and units			(48,265)		(59,250)
Distributions - common shares and units				(10,985)
Distributions - preferred shares					(9,229)	$ (2,372)	$ (2,372)		$ (6,857)	$ (6,857)
Distribution reinvestment and share purchase plan		$ 43,123			43,123
Distribution reinvestment and share purchase plan (in shares)		5,290
Shares issued and share-based compensation		$ 55,846			55,846
Shares issued and share-based compensation (in shares)		6,409
Series B preferred shares issued								$ 111,357		111,357
Series B preferred shares issued (in shares)								4,600
Partnership units issued				12,632	12,632
Redemption of units for common shares		$ 1,551		(1,551)	0
Redemption of units for common shares (in shares)		317
Contributions from nonredeemable noncontrolling interests consolidated real estate entities				6,483	6,483
Other		$ (115)		(633)	(748)
Other (in shares)		(2)
Balance at Apr. 30, 2013	$ 138,674	$ 784,454	(310,341)	142,657	755,444
Balance (in shares) at Apr. 30, 2013	5,750	101,488
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to Investors Real Estate Trust and noncontrolling interests			(13,174)	(4,033)	(17,207)
Distributions - common shares and units			(54,729)		(66,012)
Distributions - common shares and units				(11,283)
Distributions - preferred shares					(11,514)	(2,372)	(2,372)		(9,142)	(9,142)
Distribution reinvestment and share purchase plan		$ 55,793			55,793
Distribution reinvestment and share purchase plan (in shares)		6,615
Shares issued and share-based compensation		$ 112			112
Shares issued and share-based compensation (in shares)		13
Partnership units issued				3,480	3,480
Redemption of units for common shares		$ 4,353		(4,353)	0
Redemption of units for common shares (in shares)		903
Contributions from nonredeemable noncontrolling interests consolidated real estate entities				3,895	3,895
Other		$ (1,444)		(2,001)	(3,445)
Balance at Apr. 30, 2014	$ 138,674	$ 843,268	(389,758)	128,362	720,546
Balance (in shares) at Apr. 30, 2014	5,750	109,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to Investors Real Estate Trust and noncontrolling interests			24,087	4,432	28,519
Distributions - common shares and units			(61,247)		(69,854)
Distributions - common shares and units				(8,607)
Distributions - preferred shares					(11,514)	$ (2,372)	$ (2,372)		$ (9,142)	$ (9,142)
Distribution reinvestment and share purchase plan		$ 64,856			64,856
Distribution reinvestment and share purchase plan (in shares)		8,102
Shares issued and share-based compensation		$ 2,626			2,626
Shares issued and share-based compensation (in shares)		151
Partnership units issued				800	800
Redemption of units for common shares		$ 41,264		(41,264)	0
Redemption of units for common shares (in shares)		7,183
Contributions from nonredeemable noncontrolling interests consolidated real estate entities				8,909	8,909
Distributions to nonredeemable noncontrolling interests - consolidated real estate entities				(3,926)	(3,926)
Other		$ (146)		138	(8)
Balance at Apr. 30, 2015	$ 138,674	$ 951,868	$ (438,432)	$ 88,844	$ 740,954
Balance (in shares) at Apr. 30, 2015	5,750	124,455